DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, gross	$ 996,930		$ 967,146
Bank overdrafts	9,433		11,443
Finance lease obligations	35,376		74,018
Unamortized debt discounts and debt issuance costs	(8,770)		(9,531)
Total debt, net	988,160		957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(44,744)		(80,097)
Bank overdrafts	(9,433)		(11,443)
Long-term debt, net	$ 933,983		$ 866,075
Weighted average discount rate of finance lease obligations	5.50%		5.50%
Net cash (used in) provided by investing activities - continuing operations	$ (31,838)	$ 96,499
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	85,854		$ 18,999
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 46,897		$ 34,717
Weighted average interest rate	5.70%		5.60%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Total debt, gross	$ 702,350		$ 703,700
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	56,392		60,068
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 60,628		$ 64,201